Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	September 30,	December 31,
	2021	2020
Furniture and equipment	$296,851	$398,422
Vehicles	15,000	15,000
Leasehold improvements	215,193	215,193
	527,044	628,615
Accumulated depreciation	(428,076)	(480,883)
Property and equipment, net	$98,967	$147,732

Property and equipment consisted of the following:

	As of December 31,
	2020	2019
Furniture and equipment	$398,422	$389,090
Vehicles	15,000	15,000
Leasehold improvements	215,193	215,193
	628,615	619,283
Accumulated depreciation	(480,883)	(361,360)
Property and equipment, net	$147,732	$257,923